Options and Warrants (Details Narrative)		1 Months Ended		2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 14, 2012 shares	Jul. 27, 2012 shares	Feb. 23, 2012 shares	Jul. 31, 2014 USD ($) Integer shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Jun. 30, 2014 $ / shares	Mar. 14, 2014 $ / shares	Dec. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period							0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares							$ 0.33	$ 0.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars) | $							$ 14,450
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars) | $							$ 10,025
Class of Warrant or Rights Granted							4,293,013	1,439,560
Warrants, Grants in Period, Weighted-Average Grant Date Fair Value, Per Warrant (in Dollars per share) | $ / shares							$ 0.31	$ 0.37
Class of Warrant or Rights, Outstanding Intrinsic Value (in Dollars) | $							$ 0
Class of Warrant or Rights, Exercisable Intrinsic Value (in Dollars) | $							0
Stock Issued During Period, Value, Exercise of Warrants and Options (in Dollars) | $							$ 3,072,170	$ 0
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Class of Warrants or Rights Exercised							6,268,628	680,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares										$ 1.00
Proceeds from Warrant Exercises (in Dollars) | $						$ 3,134,314
Payments of Stock Issuance Costs (in Dollars) | $					$ 34,827	62,143	$ 62,144	$ 367,915
Proceeds from Issuance or Sale of Equity (in Dollars) | $							3,072,170	8,178,471
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars) | $							$ 1,339,880	$ 392,170
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							11,096,428	10,133,506			6,837,606
Common Stock, Shares, Outstanding	23,551,991	24,451,991			71,715,638		58,033,560	48,834,916
Employee Service Share-based Compensation | $					$ 72,065
Shares reserved for future issuance					1,016,771
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					16,567,326		17,567,326
Expense | $					$ 1,136,031	1,136,031
Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					11,724,585		11,096,428	10,133,506			6,837,606
Expense | $					$ 388,676	$ 388,676
Option modification expense | $					$ 102,426
Temporary Exercise Period [Member]
Stock Issued During Period, Value, Exercise of Warrants and Options (in Dollars) | $				$ 6,268,628
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares									$ 0.0001
Class of Warrants or Rights Exercised				6,268,628
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares									$ 0.50
Number of Warrant Holders | Integer				46
Proceeds from Warrant Exercises (in Dollars) | $				$ 3,134,314
Number of Placement Agents | Integer				2
Payments of Stock Issuance Costs (in Dollars) | $				$ 62,144
Proceeds from Issuance or Sale of Equity (in Dollars) | $								$ 3,072,170
Equity Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			6,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							1,489,928
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							5,010,072
Stock Incentive Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							6,742,606
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number							6,647,606
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							95,000
Investor [Member]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions	14,398,402	12,676,202
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	66.10%	51.80%